Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 4,156	$ 23,736
Short-term deposit	0	6,000
Marketable securities	18,845	2,250
Other accounts receivable	379	165
Total current assets	23,380	32,151
Property and equipment, net	883	774
Total assets	24,263	32,925
Current liabilities
Trade payables	2,259	875
Other accounts payable	282	243
Total current liabilities	2,541	1,118
Long-term liabilities
Related parties	177	400
Total long-term liabilities	177	400
Stockholders’ equity
Ordinary shares, par value NIS 0.01 per share; Authorized 50,000,000 shares; Issued and outstanding: 11,100,453 shares as of December 31, 2015	32	32
Additional paid-in capital	69,086	68,116
Accumulated other comprehensive income (loss)	(206)	4
Accumulated deficit	(47,367)	(36,745)
Total stockholders' equity	21,545	31,407
Total liabilities and stockholders’ equity	$ 24,263	$ 32,925